Exhibit 99.1

World Omni Auto Receivables Trust 2011-B

Monthly Servicer Certificate

January 31, 2012

Dates Covered
Collections Period	01/01/12 - 01/31/12
Interest Accrual Period	01/17/12 - 02/14/12
30/360 Days	30
Actual/360 Days	29
Distribution Date	02/15/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/11	678,283,281.14	39,384
Yield Supplement Overcollateralization Amount at 12/31/11	20,806,079.11	0

Receivables Balance at 12/31/11	699,089,360.25	39,384
Principal Payments	20,875,703.83	1,475
Defaulted Receivables	646,630.52	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/12	19,914,797.09	0

Pool Balance at 01/31/12	657,652,228.81	37,879

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924
Delinquent Receivables:
Past Due 31-60 days	6,393,576.14	578
Past Due 61-90 days	1,161,385.26	97
Past Due 91 + days	420,742.00	23

Total	7,975,703.40	698

Total 31+ Delinquent as % Ending Pool Balance	1.21%

Recoveries	426,455.87

Aggregate Net Losses/(Gains) - January 2012	220,174.65

Overcollateralization Target Amount	34,526,742.01
Actual Overcollateralization	27,317,992.96

Weighted Average APR	4.44%
Weighted Average APR, Yield Adjusted	5.86%
Weighted Average Remaining Term	56.76

Flow of Funds	$ Amount
Collections	23,876,665.14
Advances	6,070.07
Investment Earnings on Cash Accounts	2,818.31
Servicing Fee	(582,574.47)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	23,302,979.05

Distributions of Available Funds
(1) Class A Interest	433,387.37
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	22,837,923.23
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	23,302,979.05

Servicing Fee	582,574.47
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount
Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 01/17/12	653,172,159.08
Principal Paid	22,837,923.23
Note Balance @ 02/15/12	630,334,235.85

Class A-1
Note Balance @ 01/17/12	106,448,159.08
Principal Paid	22,837,923.23
Note Balance @ 02/15/12	83,610,235.85
Note Factor @ 02/15/12	52.9178708%

Class A-2
Note Balance @ 01/17/12	197,000,000.00
Principal Paid	0.00
Note Balance @ 02/15/12	197,000,000.00
Note Factor @ 02/15/12	100.0000000%

Class A-3
Note Balance @ 01/17/12	243,000,000.00
Principal Paid	0.00
Note Balance @ 02/15/12	243,000,000.00
Note Factor @ 02/15/12	100.0000000%

Class A-4
Note Balance @ 01/17/12	87,531,000.00
Principal Paid	0.00
Note Balance @ 02/15/12	87,531,000.00
Note Factor @ 02/15/12	100.0000000%

Class B
Note Balance @ 01/17/12	19,193,000.00
Principal Paid	0.00
Note Balance @ 02/15/12	19,193,000.00
Note Factor @ 02/15/12	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	465,055.82
Total Principal Paid	22,837,923.23

Total Paid	23,302,979.05

Class A-1
Coupon	0.41126%
Interest Paid	35,265.51
Principal Paid	22,837,923.23

Total Paid to A-1 Holders	22,873,188.74

Class A-2
Coupon	0.65000%
Interest Paid	106,708.33
Principal Paid	0.00

Total Paid to A-2 Holders	106,708.33

Class A-3
Coupon	0.96000%
Interest Paid	194,400.00
Principal Paid	0.00

Total Paid to A-3 Holders	194,400.00

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00

Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00

Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6599120
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	32.4069043

Total Distribution Amount	33.0668163

A-1 Interest Distribution Amount	0.2231994
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	144.5438179

Total A-1 Distribution Amount	144.7670173

A-2 Interest Distribution Amount	0.5416666
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.5416666

A-3 Interest Distribution Amount	0.8000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.8000000

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.6500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 12/31/11	73,507.08
Balance as of 01/31/12	79,577.15
Change	6,070.07

Reserve Account
Balance as of 01/17/12	1,810,700.07
Investment Earnings	230.06
Investment Earnings Paid	(230.06)
Deposit/(Withdrawal)	—
Balance as of 02/15/12	1,810,700.07
Change	—

Required Reserve Amount	1,810,700.07